SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Total	$ 49,962	$ 747,709
Publicly Traded Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	49,962	747,709
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	49,962	747,709
Fair Value, Inputs, Level 1 [Member] | Publicly Traded Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	49,962	747,709
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Publicly Traded Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Publicly Traded Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total